Borrowings - Stated Maturities and Maturity to Call Date (Parenthetical) (Detail) (USD $) In Billions, unless otherwise specified	Dec. 31, 2012
Debt Disclosure [Abstract]
On-balance sheet securitization trust debt included in projected principal paydowns in 2013	$ 13.7
Aggregate principal amount of debt maturing in 2013	13.7
Aggregate principal amount of debt maturing in 2014	19.7
Aggregate principal amount of debt maturing in 2015	11.9
Aggregate principal amount of debt maturing in 2016	12.4
Aggregate principal amount of debt maturing in 2017	12.5
Aggregate principal amount of debt maturing in 2018-2047	$ 80.3